Company Information - Warrant agreement with the European Investment Bank (Details) - EUR (€)			12 Months Ended
	Nov. 28, 2022	Jul. 01, 2022	Dec. 31, 2022	May 16, 2022
Finance contract with EIB
Company Information
Notional amount				€ 50,000,000
Finance contract with EIB, first tranche
Company Information
Notional amount	€ 25,000,000
Finance contract with EIB, second tranche
Company Information
Notional amount			€ 25,000,000
Warrant agreement with the European Investment Bank
Company Information
Number of warrants issued	2,266,023		2,266,023
Term over which volume weighted average price per share to determine number of warrants to be issued		180 days
Subscription price per warrant		€ 0.01
Maturity term of warrants		12 years
Number of shares per warrant		1
Percentage of Company's share capital outstanding, issued as warrants	5.40%
Exercise price of warrants as a percentage of volume-weighted average price of the Company's shares	95.00%
Exercise price of warrant	€ 4.0152
Warrant agreement with the European Investment Bank | All warrants are exercised
Company Information
Exercise price of warrant	€ 4.0152
Number of shares issued upon exercise of warrants	2,266,023
Proceeds from exercise of warrants	€ 9,098,535
Warrant agreement with the European Investment Bank | Finance contract with EIB
Company Information
Notional amount		€ 50,000,000